August 8, 2024

U.S. Securities & Exchange Commission
Daniel Greenspan, Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:  T. Rowe Price International Funds, Inc. (the “Registrant”)
 on behalf of the following series:

  T. Rowe Price Emerging Markets Bond Fund (the “Acquiring Fund”)

 Form N-1A Securities Act File No. of the Registrant: 022-65539 (the File No. is not with respect to the Form N-14)

Dear Mr. Greenspan:

On behalf of the Acquiring Fund, we are hereby filing the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) under Section 8(a) of the Securities Act of 1933. The Registration Statement contains a combined prospectus and information statement relating to the reorganization of the T. Rowe Price Institutional Emerging Markets Bond Fund into the I Class of the Acquiring Fund.

If you have any questions about this filing, please give me a call at 410-345-6646.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Vice President and Managing Legal Counsel, T. Rowe Price Associates, Inc.